Consolidated Statements of Changes in Stockolders’ Equity (Deficit) - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock	Subscription receivable	Additional paid-in capital	Foreign currency translation reserve	Retained Earnings/ (Accumulated losses)	Class A	Class B	Total
Balance at Dec. 31, 2022			$ 428	$ (428)	$ (2,267,503)	$ 67,727	$ (383,042)			$ (2,582,818)
Balance (in Shares) at Dec. 31, 2022	855,000	7,695,000
Net profit (loss)							917,687			917,687
Currency translation adjustment						(45,953)				(45,953)
Balance at Dec. 31, 2023			428	(428)	(2,267,503)	21,774	534,645			(1,711,084)
Balance (in Shares) at Dec. 31, 2023	855,000	7,695,000
Issuance of common shares			67		1,799,933					1,800,000
Issuance of common shares (in Shares)	1,350,000
Net profit (loss)							286,142			286,142
Currency translation adjustment						91,513				91,513
Balance at Dec. 31, 2024			495	(428)	(467,570)	113,287	820,787			466,571
Balance (in Shares) at Dec. 31, 2024	2,205,000	7,695,000						2,205,000	7,695,000
Issuance of common shares and warrants			90		7,566,247					7,566,337
Issuance of common shares and warrants (in Shares)	1,800,000
Issuance of common shares for services			2		63,998					64,000
Issuance of common shares for services (in Shares)	36,580
Offering costs					(1,935,834)					(1,935,834)
Net profit (loss)							(1,903,908)			(1,903,908)
Currency translation adjustment						(83,926)				(83,926)
Balance at Dec. 31, 2025			$ 587	$ (428)	$ 5,226,841	$ 29,361	$ (1,083,121)			$ 4,173,240
Balance (in Shares) at Dec. 31, 2025	4,041,580	7,695,000						4,041,580	7,695,000